Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net-of-Tax Summary of Changes in AOCI by Component

The following is a net-of-tax summary of the changes in AOCI by component for the nine months ended September 30, 2015 and 2014.

(in millions)	Foreign Currency Translation	Pension and Other Employee Benefits	Available- for-sale Securities	Hedging Activities	Total

Gains (losses)
Balance as of December 31, 2014	$(387)	$(52)	$7	$(1)	$(433)
Other comprehensive (loss) income before reclassifications	(235)	(1)	(17)	29	(224)
Amounts reclassified from AOCI(a)	—	8	7	(18)	(3)

Net other comprehensive (loss) income	(235)	7	(10)	11	(227)

Separation-related adjustments	390	(145)	9	28	282

Balance as of September 30, 2015	$(232)	$(190)	$6	$38	$(378)

(in millions)	Foreign Currency Translation	Pension and Other Employee Benefits	Available- for-sale Securities	Hedging Activities	Total

Gains (losses)
Balance as of December 31, 2013	$—	$(51)	$(13)	$—	$(64)
Other comprehensive (loss) income before reclassifications	(242)	4	(19)	—	(257)
Amounts reclassified from AOCI(a)	—	2	—	—	2

Net other comprehensive (loss) income	(242)	6	(19)	—	(255)

Balance as of September 30, 2014	$(242)	$(45)	$(32)	$—	$(319)

(a)	See table below for details about these reclassifications.

The following is a net-of-tax summary of the changes in AOCI by component for the years ended December 31, 2014 and 2013.

(in millions)	Foreign Currency Translation	Pension	Available-for-sale Investments and Other	Total

Gains (losses)
Balance as of December 31, 2013	$—	$(51)	$(13)	$(64)
Other comprehensive income before reclassifications	(387)	(4)	(21)	(412)
Amounts reclassified from AOCI(a)	—	3	40	43

Net other comprehensive (loss) income	(387)	(1)	19	(369)

Balance as of December 31, 2014	$(387)	$(52)	$6	$(433)

(in millions)	Foreign Currency Translation	Pension	Available-for-sale Investments and Other	Total

Gains (losses)
Balance as of December 31, 2012	$(72)	$(44)	$2	$(114)
Other comprehensive income before reclassifications	72	(11)	(19)	42
Amounts reclassified from AOCI(a)	—	4	4	8

Net other comprehensive income (loss)	72	(7)	(15)	50

Balance as of December 31, 2013	$—	$(51)	$(13)	$(64)

(a)	See table below for details about the reclassifications for the years ended December 31, 2014 and 2013.

Summary of Amounts Reclassification from AOCI to Net Income

The following is a summary of the amounts reclassified from AOCI to net income during the three months ended September 30, 2015 and 2014.

	Amounts reclassified from AOCI(a)
(in millions)	Three months ended September 30, 2015		Three months ended September 30, 2014		Location of impact in income statement

Amortization of pension and other employee benefits
Actuarial losses and other	$(6	)(b)	$(1	)(b)

	(6)		(1)		Total before tax
	2		—		Tax benefit

	$(4)		$(1)		Net of tax

Gains (losses) on hedging activities
Foreign exchange contracts	$13		$—		Cost of sales
Interest rate contracts	1				Net interest expense

	14		—		Total before tax
	(6)		—		Tax expense

	$8		$—		Net of tax

Total reclassification for the period	$4		$(1)		Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.
(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 10.

The following is a summary of the amounts reclassified from AOCI to net income during the nine months ended September 30, 2015 and 2014.

	Amounts reclassified from AOCI(a)
(in millions)	Nine months ended September 30, 2015		Nine months ended September 30, 2014		Location of impact in income statement

Amortization of pension and other employee benefits
Actuarial losses and other	$(12	)(b)	$(3	)(b)

	(12)		(3)		Total before tax
	4		1		Tax benefit

	$(8)		$(2)		Net of tax

Gains (losses) on hedging activities
Foreign exchange contracts	$28		$—		Cost of sales
Interest rate contracts	1		—		Net interest expense

	29		—		Total before tax
	(11)		—		Tax expense

	$18		$—		Net of tax

Losses on available-for-sale securities
Other-than-temporary impairment of available-for-sale equity securities	$(9)		$—		Other income, net

	(9)		—		Total before tax
	2		—		Tax benefit

	$(7)		$—		Net of tax

Total reclassification for the period	$3		$(2)		Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.
(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 10.

The following is a summary of the amounts reclassified from AOCI to net income during the years ended December 31, 2014 and 2013.

	Amounts reclassified from AOCI(a)
(in millions)	2014		2013		Location of impact in income statement

Amortization of pension
Actuarial losses and other	$(4	)(b)	$(5	)(b)

	(4)		(5)		Total before tax
	1		1		Tax benefit

	$(3)		$(4)		Net of tax

Losses on available-for-sale investments
Other-than-temporary impairment of available-for-sale equity securities	$(45)		$(6)		Other expense, net

	(45)		(6)		Total before tax
	5		2		Tax benefit

	$(40)		$(4)		Net of tax

Total reclassification for the period	$(43)		$(8)		Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.
(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 11.